LONG-TERM LOANS FROM SHAREHOLDERS	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
NOTE 8 – LONG-TERM LOANS FROM SHAREHOLDERS

During the years 2011-2014, the Company received loans from shareholders (two separate lenders). The loans mature on December 31, 2019 and bear no interest. The loans are denominated in New Israel Shekels (NIS) and are linked to the Israeli consumer price index as of January 1, 2015. The loans may be prepaid by the Company from time to time according to the Company's cash availability.

During 2016, the Company repaid one of the lenders an aggregated amount of $23,529 on account of the loan (2015 and 2014 – no repayments of the loans from shareholders were made).